Schedule of Compensation Expense of Restricted Stock Units (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation, as restated			$ 227,886	$ 95,438	$ 181,960	$ 237,547
General and Administrative Expense [Member]
Stock-based compensation, as restated					115,000	105,582
Research and Development Expense [Member]
Stock-based compensation, as restated	$ 100,000	$ 400,000	$ 100,000	$ 700,000	$ 66,960	$ 131,965